OTHER INCOME (EXPENSE) (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Other Income and Expenses [Abstract]
Other income (expense)	$ 4,466	$ 989	$ 1,831
Currency exchange gains (losses)	231	(377)	(249)
Investment income (loss)	(948)	148	469
Net periodic benefit cost (credit)	(3,848)	662	875
Net periodic benefit plan gain	4,621
Implementation charges	951
Royalty income	$ 2,201	$ 2,198	$ 2,104